Investment Risks - RBC BlueBay Credit Opportunities Fund	Apr. 01, 2026
Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

CLO and Other Structured Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
CLO and Other Structured Debt Securities Risk. CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. Adverse credit events impacting a CLO’s or structured finance security’s underlying collateral would be expected to reduce cash flows payable to the Fund as a CLO equity investor. In addition, there is a risk that majority lenders to an underlying loan held by a CLO could amend or otherwise modify the loan to the detriment of the CLO (including, for example, by transferring collateral or otherwise reducing the priority of the CLO’s investment within the borrower’s capital structure). Such actions would impair the value of the CLO’s investment and, ultimately, the Fund. CLO and structured finance securities also present risks related to the capability of the servicer of the securitized assets. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also inherently leveraged vehicles and are subject to leverage risk.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives and other similar instruments (collectively referred to as “derivatives”), including options contracts, futures contracts, forwards, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds), may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying asset, reference rate, or index; therefore, derivatives often have risks similar to those risks of the underlying asset, reference rate or index, in addition to other risks. However, the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, reference rate or index. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Over‑the‑counter (“OTC”) derivatives are traded bilaterally between two parties, which exposes the Fund to heightened liquidity risk, valuation risk and counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty, compared to other types of investments. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Certain derivatives are subject to exchange trading and/or mandatory clearing (which interposes a central clearinghouse to each participant’s derivative transaction). Exchange trading, central clearing and margin requirements are intended to reduce counterparty credit risk and increase liquidity and transparency, but do not make a derivatives transaction risk-free and may subject the Fund to increased costs. The use of derivatives may not be successful, and certain of the Fund’s transactions in derivatives may not perform as expected, which may prevent the Fund from realizing the intended benefits and could result in a loss to the Fund. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation, as well as liquidity risk. The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund may be subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund’s transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset-Backed Securities Risk. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information, different auditing and legal standards and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, sanctions, trading restrictions, confiscation of assets and property and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Grade Securities Risk. Investment grade securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark‑ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund’s assets are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. As a result, there is the risk that the values at which these investments are sold may be significantly different than the estimated fair values of these investments.

Investing in the European Union Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to economic risks including those that may be associated with high levels of government debt. Adverse regulatory, economic, and political events in European Union member states may cause the Fund’s investments to decline in value. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the exit by the United Kingdom (UK), would subject its currency and banking system to increased risk. The exit by a member state will likely result in increased volatility, illiquidity, and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments. Additionally, the reintroduction of national currencies in one or more Eurozone countries or the abandonment of the Euro as a currency could have major negative effects on the Fund’s investments as well as the ability of the Fund’s counterparties to fulfill their obligations.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, tariffs and other trade barriers, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Credit Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Issuer Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is actively managed, and its performance therefore will reflect in part the Adviser’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

Mortgage Related Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Related Securities Risk. Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or maturity. The value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non‑payment.
Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility.

U S Government Intervention in Financial Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund’s investments. Such actions could limit or preclude the Fund’s ability to achieve its investment objective.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is new with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.
High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield securities, which are non‑investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.